Note 2 - Revenue Recognition - Segment Revenue Disaggregated by Product Category Groups (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Net sales	$ 1,385,280	$ 1,467,644
Canned Vegetables [Member]
Net sales	1,135,983	1,172,635
Frozen [Member]
Net sales	123,895	102,197
Fruit [Member]
Net sales	84,708	88,431
Snack [Member]
Net sales	12,332	10,999
Prepared Foods [Member]
Net sales	0	71,866
Manufactured Product, Other [Member]
Net sales	$ 28,362	$ 21,516